Convertible Notes Payable (Details 1)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
8% Promissory Note One
Conversion Date	Jan. 31, 2018
Number of Shares of Common Stock | shares	1,388,889
Principal and Amouint Converted | $	$ 50,000
Price per Share | $ / shares	$ 0.036
8% Promissory Note Two
Conversion Date	Mar. 08, 2018
Number of Shares of Common Stock | shares	1,428,571
Principal and Amouint Converted | $	$ 50,000
Price per Share | $ / shares	$ 0.035
8% Promissory Note Three
Conversion Date	Apr. 18, 2018
Number of Shares of Common Stock | shares	2,000,000
Principal and Amouint Converted | $	$ 21,000
Price per Share | $ / shares	$ 0.0105
8% Promissory Note Four
Conversion Date	Jun. 12, 2018
Number of Shares of Common Stock | shares	2,750,000
Principal and Amouint Converted | $	$ 21,725
Price per Share | $ / shares	$ 0.0079
8% Promissory Note
Number of Shares of Common Stock | shares	7,567,460
Principal and Amouint Converted | $	$ 142,725